UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007
                                                   ----------------------------

Check here if Amendment [_]; Amendment Number:  ----------------------------
   This Amendment (Check only one.):            [_]   is a restatement.
                                                [_]   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:              Carlyle Offshore Partners II, Ltd.
                   ------------------------------------------------------------
Address:           c/o The Carlyle Group
                   ------------------------------------------------------------
                   1001 Pennsylvania Avenue, NW
                   ------------------------------------------------------------
                   Suite 220 S.
                   ------------------------------------------------------------
                   Washington, DC  20004-2505
                   ------------------------------------------------------------

Form 13F File Number:  28-              12404
                                        -----------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 John Harris
                      ----------------------------------------------------------
Title:                Managing Director
                      ----------------------------------------------------------
Phone:                202-729-5626
                      ----------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ John Harris     Washington, DC        May 15, 2007
      ---------------     --------------        ------------
        Signature          City, State               Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number                         Name

   28-
        ---------------       ---------------------------------------------
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                           --------------------------
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1
                                           -------------------------------------

Form 13F Information Table Entry Total:    1
                                           -------------------------------------

Form 13F Information Table Value Total:    $94,279
                                           -------------------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

    1         28-  12429                   Carlyle Investment Management L.L.C.
    ------    -------------------------    ------------------------------------

                                       2

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                                            FORM 13-F INFORMATION TABLE


  COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8

---------------  ---------------  --------  ----------  ------------------------  ---------  --------  ----------------------------
                                               VALUE     SHRS OR    SH/    PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT    PRN    CALL  DISCRETION  MANAGERS   SOLE      SHARED      NONE

---------------  ---------------  --------  ----------  ------------------------  ---------  --------  ----------------------------
Focus Media      Sponsored ADR    34415V109   $94,279   1,251,691    SH     --     Shared-      1               1,251,691
Hldg Ltd                                                                           Defined







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